Inventories (Tables)	12 Months Ended
Dec. 31, 2019
INVENTORIES.
Summary of Classes of Inventories

	As of December 31,
	2019	2018
Classes of Inventories	ThCh$	ThCh$
Supplies for Production	18,352,465	35,786,830
Gas	2,287,934	7,115,226
Oil	3,888,712	2,684,688
Coal	12,175,819	25,986,916
Supplies for projects and spare parts	18,073,825	12,951,779
Electrical materials	3,245,960	8,223,034
Total	39,672,250	56,961,643